MINERAL PROPERTIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	$ 244,129	$ 239,871
Concessions, taxes and royalties	551	1,033
Salaries and share-based payments	2,106	2,767
Drilling, exploration, and technical consulting	2,518	2,053
Assaying, field supplies and environment	3,170	1,280
Travel and other expenditures	978	927
Option payments received and expenditures recovered	(254)	(33)
Currency translation adjustments	(42)	412
Disposal or write-downs of mineral properties	(341)	(4,181)
Mineral properties, ending	252,815	244,129
Canada
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	243,081	235,690
Concessions, taxes and royalties	462	459
Salaries and share-based payments	2,084	2,734
Drilling, exploration, and technical consulting	2,484	2,002
Assaying, field supplies and environment	3,170	1,275
Travel and other expenditures	978	921
Option payments received and expenditures recovered	(50)	0
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	252,209	243,081
Canada | Springpole
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	73,378	70,398
Concessions, taxes and royalties	347	237
Salaries and share-based payments	950	1,048
Drilling, exploration, and technical consulting	1,058	657
Assaying, field supplies and environment	488	479
Travel and other expenditures	554	559
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	76,775	73,378
Canada | Goldlund Gold
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	96,604	93,807
Concessions, taxes and royalties	3	2
Salaries and share-based payments	726	928
Drilling, exploration, and technical consulting	1,085	1,045
Assaying, field supplies and environment	240	596
Travel and other expenditures	236	226
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	98,894	96,604
Canada | Hope Brook
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	19,581	18,665
Concessions, taxes and royalties	20	123
Salaries and share-based payments	213	459
Drilling, exploration, and technical consulting	105	136
Assaying, field supplies and environment	41	116
Travel and other expenditures	111	82
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	20,071	19,581
Canada | Cameron Gold
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	27,032	26,676
Concessions, taxes and royalties	56	39
Salaries and share-based payments	87	193
Drilling, exploration, and technical consulting	126	57
Assaying, field supplies and environment	16	39
Travel and other expenditures	57	28
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	27,374	27,032
Canada | Pickle Crow
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	16,754	16,496
Concessions, taxes and royalties	31	50
Salaries and share-based payments	88	92
Drilling, exploration, and technical consulting	46	58
Assaying, field supplies and environment	2,376	36
Travel and other expenditures	18	22
Option payments received and expenditures recovered	(50)	0
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	19,263	16,754
Canada | Duquesne
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	5,091	5,053
Concessions, taxes and royalties	2	6
Salaries and share-based payments	3	4
Drilling, exploration, and technical consulting	35	27
Assaying, field supplies and environment	1	0
Travel and other expenditures	1	1
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	5,133	5,091
Canada | Pitt Gold
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	2,082	2,080
Concessions, taxes and royalties	0	0
Salaries and share-based payments	0	0
Drilling, exploration, and technical consulting	2	1
Assaying, field supplies and environment	0	0
Travel and other expenditures	0	1
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	2,084	2,082
Canada | Others
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	2,559	2,515
Concessions, taxes and royalties	3	2
Salaries and share-based payments	17	10
Drilling, exploration, and technical consulting	27	21
Assaying, field supplies and environment	8	9
Travel and other expenditures	1	2
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	0
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	2,615	2,559
Mexico
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	244	3,483
Concessions, taxes and royalties	43	531
Salaries and share-based payments	22	33
Drilling, exploration, and technical consulting	34	51
Assaying, field supplies and environment	0	5
Travel and other expenditures	0	6
Option payments received and expenditures recovered	(179)	(33)
Currency translation adjustments	(10)	349
Disposal or write-downs of mineral properties	0	(4,181)
Mineral properties, ending	154	244
Mexico | Others
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	0	739
Concessions, taxes and royalties	0	195
Salaries and share-based payments	0	7
Drilling, exploration, and technical consulting	0	7
Assaying, field supplies and environment	0	0
Travel and other expenditures	0	2
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	81
Disposal or write-downs of mineral properties	0	(1,030)
Mineral properties, ending	0	0
Mexico | Miranda
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	0	810
Concessions, taxes and royalties	0	48
Salaries and share-based payments	0	18
Drilling, exploration, and technical consulting	0	9
Assaying, field supplies and environment	0	1
Travel and other expenditures	0	0
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	76
Disposal or write-downs of mineral properties	0	(962)
Mineral properties, ending	0	0
Mexico | Socorro
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	0	782
Concessions, taxes and royalties	0	107
Salaries and share-based payments	0	3
Drilling, exploration, and technical consulting	0	4
Assaying, field supplies and environment	0	0
Travel and other expenditures	0	0
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	77
Disposal or write-downs of mineral properties	0	(973)
Mineral properties, ending	0	0
Mexico | San Ricardo
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	0	969
Concessions, taxes and royalties	0	140
Salaries and share-based payments	0	1
Drilling, exploration, and technical consulting	0	6
Assaying, field supplies and environment	0	0
Travel and other expenditures	0	4
Option payments received and expenditures recovered	0	0
Currency translation adjustments	0	96
Disposal or write-downs of mineral properties	0	(1,216)
Mineral properties, ending	0	0
Mexico | LasMargaritas
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	244	183
Concessions, taxes and royalties	43	41
Salaries and share-based payments	22	4
Drilling, exploration, and technical consulting	34	25
Assaying, field supplies and environment	0	4
Travel and other expenditures	0
Option payments received and expenditures recovered	(179)	(33)
Currency translation adjustments	(10)	19
Disposal or write-downs of mineral properties	0	0
Mineral properties, ending	154	244
USA
DisclosureOfMineralPropertiesLineItems [Line Items]
Mineral properties, beginning	804	698
Concessions, taxes and royalties	46	43
Salaries and share-based payments	0	0
Drilling, exploration, and technical consulting	0	0
Assaying, field supplies and environment	0	0
Travel and other expenditures	0	0
Option payments received and expenditures recovered	(25)	0
Currency translation adjustments	(32)	63
Disposal or write-downs of mineral properties	(341)	0
Mineral properties, ending	$ 452	$ 804